Acquisition of Anivia Limited and Subsidiaries and Variable Interest Entity (Details - Acquisition allocation) - USD ($)	Feb. 15, 2022	Mar. 31, 2024	Jun. 30, 2023
Restructuring Cost and Reserve [Line Items]
Goodwill	$ 6,100,000	$ 3,034,110	$ 3,034,110
Anivia [Member]
Restructuring Cost and Reserve [Line Items]
Cash	1,500,000
Promissory note issued	3,600,627
Common stock issued	5,528,373
Total purchase consideration	10,629,000
Current assets	1,784,113
Property and equipment	46,548
Rent deposit	52,707
ROU asset	234,578
Goodwill	6,094,144
Deferred tax liabilities	(1,389,113)
Current liabilities	(1,143,076)
Lease liability	(223,858)
Total purchase consideration	10,629,000
Anivia [Member] | Noncompete Agreements [Member]
Restructuring Cost and Reserve [Line Items]
Finite lived intangibles	$ 3,459,120